Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2024
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the years ended October 31
2024 2023
Measured at amortized cost 1 $ 80,581 $ 69,088

Measured at FVOCI – Debt instruments 1 3,743 3,315
84,324 72,403
Measured or designated at FVTPL 8,742 7,980
Measured at FVOCI – Equity instruments 323 291
Total $ 93,389 $ 80,674
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the years ended October 31
2024 2023
Measured at amortized cost 1,2 $ 50,382 $ 41,059

Measured or designated at FVTPL 12,535 9,671
Total $ 62,917 $ 50,730
Interest expense is calculated using EIRM.
2

Includes interest expense on lease liabilities for the year ended October 31, 2024 of $
151

million (October 31, 2023 – $
135

million).